Borrowings - Credit Facilities (Narrative I) (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Borrowings

	December 31, 2023	December 31, 2022
Credit facilities	$908,288	$874,038
Financial liabilities	502,275	695,934
Finance lease liabilities	468,414	389,007
Total borrowings	$1,878,977	$1,958,979
Less: Current portion of long-term borrowings, net	(285,036)	(391,095)
Less: Deferred finance costs, net	(17,514)	(13,532)
Long-term borrowings, net	$1,576,427	$1,554,352